RELATED PARTY TRANSACTIONS - Parent - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (337)	£ (356)	£ (223)
Interest, fees and other expenses paid	702	526	724
Amounts owed by related parties	5,924	5,487
Amounts owed to related parties	(4,947)	(3,875)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(21)	(65)	(12)
Interest, fees and other expenses paid	329	226	475
Amounts owed by related parties	853	641
Amounts owed to related parties	(3,072)	(2,087)
Subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(29)	(33)	(28)
Interest, fees and other expenses paid	297	216	194
Amounts owed by related parties	33	34
Amounts owed to related parties	(390)	(221)
Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(802)	(641)	(990)
Interest, fees and other expenses paid	92	93	43
Amounts owed by related parties	14,243	5,349
Amounts owed to related parties	(1,115)	(1,089)
Santander UK Group Holdings plc | Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	0	0	0
Interest, fees and other expenses paid	86	86	36
Amounts owed by related parties	0	0
Amounts owed to related parties	(1,115)	(1,089)
Santander UK Group Holdings plc | Subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(802)	(641)	(990)
Interest, fees and other expenses paid	6	7	£ 7
Amounts owed by related parties	14,243	5,349
Amounts owed to related parties	£ 0	£ 0